                              William Blair Funds
                                    24 f (2)
                               December 31, 2000
                               -----------------

                                                                   Year from
                                                              1/1/00 to 12/31/00
                                                              ------------------

          REGISTRATION NO. 33-17463

          Pursuant to Paragraph (c) of Rule 24f-2, the filing fees accompanying this notice were calculated in the following manner:

(a)       The actual sales price of Fund shares sold
          and reinvested during the fiscal year.                $6,100,454,925

(b)       Reduced by:
          (1) the actual sales price of  the Fund sold
          in private placement to the Adviser pursuant
          to an investment letter;

          (2) the difference between:
              (i)  the actual aggregate redemption price
          of Fund shares redeemed during the fiscal year,
          (if filed before March 1); and                        $5,672,526,285

              (ii) the actual aggregate redemption price of such redeemed shares previously applied pursuant to Rule 24e-2(a) under Section
          24(e)(1) of the Securities Act of 1933.

          Step (b) results                                      $  427,928,640
                                                                ==============

(c)       Registration fee pursuant to Section 6(b)
          of the Securities Act of 1933 (Either one -
          twenty fifth of one percent or the minimum
          fee of $100.)                                         $      106,982

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                        William Blair Mutual Funds, Inc.
                                    24 f (2)
                                December 31, 2000

                                             Year Ended December 31, 2000
                                             ----------------------------
                 Sales                         Shares            Amount
                 -----                         ------            ------

Growth Fund                                    6,894,457     $  138,349,941

Ready Reserves Fund                        5,125,434,409     $5,125,434,409

Income Fund                                    3,920,144     $   38,980,754

International Growth Fund                     16,434,320     $  391,472,230

Value Discovery Fund                           1,909,458     $   28,668,887

Emerging Markets Growth Fund                     113,149     $    1,619,473

Tax-Managed Growth Fund                          396,095     $    4,076,580

Large Cap Growth Fund                          1,427,966     $   14,161,739

Small Cap Growth Fund                          2,923,052     $   43,347,019

Disciplined Large Cap Fund                       333,300     $    3,417,782

Millennium Fund                                1,677,381     $   16,788,430
                                          --------------     --------------
                                           5,161,463,731     $5,806,317,244

             Reinvestments
             -------------

Growth Fund                                   12,884,629     $  162,101,361

Ready Reserves Fund                           65,976,025     $   65,976,025

Income Fund                                      792,178     $    7,907,178

International Growth Fund                      3,240,760     $   56,817,890

Value Discovery Fund                              22,810     $      355,639

Emerging Markets Growth Fund                      12,713     $      113,382

Tax-Managed Growth Fund                                0     $            0

Large Cap Growth Fund                                  0     $            0

Small Cap Growth Fund                             70,462     $      866,206

Disciplined Large Cap Fund                             0     $            0

Millennium Fund                                        0     $            0
                                          --------------     --------------
                                              82,999,577     $  294,137,681


     Total sales and reinvestments
     -----------------------------

Growth Fund                                   19,779,085     $  300,451,302

Ready Reserves Fund                        5,191,410,434     $5,191,410,434

Income Fund                                    4,712,322     $   46,887,932

International Growth Fund                     19,675,081     $  448,290,120

Value Discovery Fund                           1,932,268     $   29,024,526

Emerging Markets Growth Fund                     125,863     $    1,732,855

Tax-Managed Growth Fund                          396,095     $    4,076,580

Large Cap Growth Fund                          1,427,966     $   14,161,739

Small Cap Growth Fund                          2,993,514     $   44,213,225

Disciplined Large Cap Fund                       333,300     $    3,417,782

Millennium Fund                                1,677,381     $   16,788,430
                                          --------------     --------------
                                           5,244,463,309     $6,100,454,925

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                        William Blair Mutual Funds, Inc.
                                    24 f (2)
                                December 31, 2000

                                           Year Ended December 31, 2000
                                           ----------------------------
              Redemptions                   Shares              Amount
              -----------                   ------              ------

Growth Fund                                 6,894,456      $   344,530,140

Ready Reserves Fund                     4,905,034,272      $ 4,905,034,272

Income Fund                                 5,821,728      $    57,863,337

International Growth Fund                  13,678,096      $   326,913,735

Value Discovery Fund                          897,823      $    13,435,615

Emerging Markets Growth Fund                  106,635      $     1,208,436

Tax-Managed Growth Fund                         1,504      $        15,338

Large Cap Growth Fund                         243,972      $     2,384,007

Small Cap Growth Fund                       1,431,952      $    20,174,846

Disciplined Large Cap Fund                     20,838      $       204,016

Millennium Fund                                80,950      $       762,543
                                      ---------------      ---------------
                                        4,934,212,226      $ 5,672,526,285

      Net sales and reinvestments
      ---------------------------

Growth Fund                                12,884,628         ($44,078,838)

Ready Reserves Fund                       286,376,162      $   286,376,162

Income Fund                                (1,109,407)        ($10,975,405)

International Growth Fund                   5,996,985      $   121,376,385

Value Discovery Fund                        1,034,445      $    15,588,911

Emerging Markets Growth Fund                   19,228      $       524,419

Tax-Managed Growth Fund                       394,591      $     4,061,242

Large Cap Growth Fund                       1,183,994      $    11,777,732

Small Cap Growth Fund                       1,561,562      $    24,038,379

Disciplined Large Cap Fund                    312,463      $     3,213,766

Millennium Fund                             1,596,431      $    16,025,887
                                      ---------------      ---------------
                                          310,251,082      $   427,928,640
                                      ===============      ===============

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                        William Blair Mutual Funds, Inc.
                                    24 f (2)
                                December 31, 2000

                                                            SEC Fee
                                                            @.0250%
                                                            -------

Growth Fund                                               $      0.00

Ready Reserves Fund                                       $ 63,433.19

Income Fund                                               $      0.00

International Growth Fund                                 $ 26,885.23

Value Discovery Fund                                      $  3,452.99

Emerging Markets Growth Fund                              $    116.16

Tax-Managed Growth Fund                                   $    899.58

Large Cap Growth Fund                                     $  2,608.80

Small Cap Growth Fund                                     $  5,324.57

Disciplined Large Cap Fund                                $    711.86

Millennium Fund                                           $  3,549.78
                                                          -----------
                                                          $106,982.16
                                                          ===========